Simple IRA Plan	3 Months Ended
Mar. 31, 2014
Simple Ira Plan [Abstract]
Simple Ira Plan Disclosure [Text Block]

10. Simple IRA Plan

On October 26, 2000, the Board of Directors approved a Simple IRA Plan (the “IRA Plan”) for the purpose of attracting and retaining valuable executives. The IRA Plan was effective August 2000 with a trustee, which allows up to 100 eligible executives to participate. It is a “Matching Contribution” plan under which eligible executives may contribute up to 6% of their yearly salary, on a pre-tax basis (with a cap of $12,000), with the Company matching on a dollar-for-dollar basis up to 3% of the executives’ compensation (with a cap of $12,000). These thresholds are subject to change under notice by the trustee. The Company is not responsible for any other costs under this plan. For the years ended December 31, 2013 and 2012 the Company contributed $9,100 and $9,000, respectively, as matching contributions to the IRA Plan.